Collateral receivables and collateral payables - Collateral payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Collateral receivables and collateral payables
Collateral payables	$ 75,558	$ 10,941
BTC
Collateral receivables and collateral payables
Collateral payables	30,875
ETH
Collateral receivables and collateral payables
Collateral payables	2,354	1,487
USDC
Collateral receivables and collateral payables
Collateral payables	25,027	7,164
USDT
Collateral receivables and collateral payables
Collateral payables	$ 17,302	$ 2,290